Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2018	2017
Trade accounts receivable, gross	$456,308	$509,250

Reserves for sales deductions:
Chargebacks	(116,632)	(112,071)
Other sales deductions	(81,677)	(109,411)
Customer rebates	(51,296)	(83,472)
Allowance for doubtful accounts	(248)	(372)
Trade accounts receivable, net	$206,455	$203,924

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2018	2017
Government authorities	$102,008	$112,301
Due from related parties	8,239	2,927
Prepaid expenses	6,252	8,824
Interest receivable	3,314	5,266
Advances to suppliers	1,455	3,410
Deferred income taxes	—	132,064
Other	1,697	1,488
	$122,965	$266,280